ACTIVESHARES® ETF TRUST

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED JULY 7, 2021

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective immediately Legg Mason Investor Services, LLC, the distributor of creation units for each Fund listed in Schedule A, is renamed Franklin Distributors, LLC. All references to “Legg Mason Investor Services, LLC” and “LMIS” in each Fund’s Prospectus and SAI are removed and replaced with “Franklin Distributors, LLC” and “Franklin Distributors,” respectively.

SCHEDULE A

Fund	Date of Prospectus and SAI
ACTIVESHARES® ETF TRUST

ClearBridge Focus Value ESG ETF	January 29, 2021

LEGG MASON ETF INVESTMENT TRUST

ClearBridge All Cap Growth ESG ETF	January 29, 2021
ClearBridge Dividend Strategy ESG ETF	March 31, 2021
ClearBridge Large Cap Growth ESG ETF	March 31, 2021
Legg Mason Global Infrastructure ETF	March 1, 2021
Legg Mason International Low Volatility High Dividend ETF	March 1, 2021
Legg Mason Low Volatility High Dividend ETF	March 1, 2021
Legg Mason Small-Cap Quality Value ETF	November 25, 2020
Western Asset Short Duration Income ETF	November 25, 2020
Western Asset Total Return ETF	May 1, 2021

Please retain this supplement for future reference.

LMFX648509